VY Morgan Stanley Global Franchise Portfolio Annual Fund Operating Expenses - VY Morgan Stanley Global Franchise Portfolio	Dec. 31, 2025 [1]
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.49%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.89%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.14%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.29%

[1]	Expense information has been restated to reflect current contractual rates .